Offerings - Offering: 1	Dec. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	18.37
Maximum Aggregate Offering Price	$ 5,511,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 761.07
Offering Note	Amount to be registered consists of 300,000 shares of common stock of Colony Bankcorp, Inc. ("Common Stock") that may be offered or sold under the Colony Bankcorp, Inc. Stock Purchase Plan (the "Plan"). Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued under the Plan as a result of stock splits, stock dividends or similar transactions. Estimated solely for the purpose of determining the amount of the registration fee pursuant to Rule 457(h) and 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The New York Stock Exchange on December 16, 2025, a date within five business days prior to the filing of this Registration Statement.